Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000227899_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000227899_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000227899_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,452
C000227899_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,853
C000227899_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,497
C000227899_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,242
C000227899_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227899_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227899_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,683
C000227899_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,926
C000227899_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,914
C000227899_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,292
C000227899_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227899_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227899_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,518
C000227899_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,711
C000227899_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,390
C000227899_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,015
C000227891_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000227891_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227891_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,820
C000227891_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,720
C000227891_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,200
C000227891_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,740
C000227891_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227891_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227891_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,303
C000227891_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,791
C000227891_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,536
C000227891_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,576
C000227891_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227891_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227891_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,415
C000227891_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000227891_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,101
C000227891_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,810
C000235239_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Sustainable Sector Fund
C000235239_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235239_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,350
C000235239_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,832
C000235239_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,824
C000235239_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI ESG Leaders Index
C000235239_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235239_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,431
C000235239_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,669
C000235239_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,579
C000235239_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Index℠
C000235239_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235239_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,365
C000235239_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,545
C000235239_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,187
C000227900_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable U.S. Equity Fund
C000227900_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227900_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,442
C000227900_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,833
C000227900_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,446
C000227900_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,166
C000227900_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227900_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227900_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,683
C000227900_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,926
C000227900_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,914
C000227900_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,292
C000227900_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227900_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227900_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,518
C000227900_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,711
C000227900_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,390
C000227900_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,015
C000235240_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Sustainable U.S. Equity Fund
C000235240_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235240_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,250
C000235240_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,669
C000235240_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,243
C000235240_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI ESG Leaders Index
C000235240_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235240_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,431
C000235240_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,669
C000235240_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,579
C000235240_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000235240_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235240_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,374
C000235240_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,564
C000235240_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,203
C000227893_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000227893_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227893_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,910
C000227893_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,923
C000227893_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,592
C000227893_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,294
C000227893_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227893_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227893_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,303
C000227893_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,791
C000227893_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,536
C000227893_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,576
C000227893_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227893_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227893_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,415
C000227893_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000227893_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,101
C000227893_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,810
C000227898_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000227898_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227898_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,442
C000227898_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,833
C000227898_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,446
C000227898_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,170
C000227898_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227898_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227898_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,683
C000227898_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,926
C000227898_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,914
C000227898_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,292
C000227898_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227898_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227898_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,518
C000227898_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,711
C000227898_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,390
C000227898_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,015
C000227890_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000227890_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,650
C000227890_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,550
C000227890_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,502
C000227890_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,972
C000227890_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,561
C000227890_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227890_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227890_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,303
C000227890_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,791
C000227890_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,536
C000227890_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,576
C000227890_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227890_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227890_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,415
C000227890_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000227890_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,101
C000227890_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,810
C000217779_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Water Sustainability Fund
C000217779_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217779_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,750
C000217779_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,071
C000217779_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,950
C000217779_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,363
C000217779_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,143
C000217779_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P® Global Water Index
C000217779_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217779_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,799
C000217779_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,931
C000217779_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,619
C000217779_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,056
C000217779_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,112
C000217779_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000217779_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217779_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,918
C000217779_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,538
C000217779_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,529
C000217779_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,708
C000217779_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,235
C000227896_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000227896_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,650
C000227896_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,061
C000227896_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,393
C000227896_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,831
C000227896_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,452
C000227896_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227896_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227896_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,683
C000227896_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,926
C000227896_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,914
C000227896_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,292
C000227896_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227896_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227896_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,518
C000227896_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,711
C000227896_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,390
C000227896_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,015
C000227897_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000227897_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227897_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,347
C000227897_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,634
C000227897_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,077
C000227897_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,658
C000227897_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227897_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227897_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,683
C000227897_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,926
C000227897_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,914
C000227897_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,292
C000227897_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227897_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227897_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,518
C000227897_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,711
C000227897_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,390
C000227897_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,015
C000217772_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Agricultural Productivity Fund
C000217772_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217772_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,910
C000217772_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,986
C000217772_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,880
C000217772_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,454
C000217772_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,541
C000217772_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Select Agriculture Producers IMI 25/50 Index
C000217772_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217772_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,063
C000217772_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,018
C000217772_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,496
C000217772_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,778
C000217772_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,275
C000217772_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000217772_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217772_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,918
C000217772_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,538
C000217772_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,529
C000217772_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,708
C000217772_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,235
C000227894_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Climate Action Fund
C000227894_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227894_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,900
C000227894_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,893
C000227894_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,542
C000227894_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,214
C000227894_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227894_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227894_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,303
C000227894_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,791
C000227894_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,536
C000227894_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,576
C000227894_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227894_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227894_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,415
C000227894_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000227894_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,101
C000227894_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,810
C000227889_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000227889_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,425
C000227889_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,369
C000227889_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,341
C000227889_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,792
C000227889_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,404
C000227889_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227889_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227889_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,303
C000227889_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,791
C000227889_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,536
C000227889_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,576
C000227889_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227889_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227889_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,415
C000227889_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000227889_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,101
C000227889_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,810
C000227892_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000227892_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227892_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,900
C000227892_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,893
C000227892_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,542
C000227892_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,214
C000227892_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227892_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227892_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,303
C000227892_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,791
C000227892_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,536
C000227892_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,576
C000227892_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227892_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227892_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,415
C000227892_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000227892_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,101
C000227892_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,810
C000227895_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000227895_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,425
C000227895_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,872
C000227895_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,218
C000227895_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,640
C000227895_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,286
C000227895_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227895_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227895_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,683
C000227895_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,926
C000227895_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,914
C000227895_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,292
C000227895_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227895_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227895_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,518
C000227895_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,711
C000227895_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,390
C000227895_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 14,015